Subsequent Events - Additional Information (Detail) (Clinical Research and Development Agreement [Member], USD $) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended
	Dec. 31, 2013	Feb. 28, 2014 Subsequent Event [Member]
Subsequent Event [Line Items]
Total anticipated cost exceeds on research and development services		$ 8
Term period of master services agreement		5 years
Notice period for termination of master service agreement	30 days
Terms of master service agreement		The Company may terminate the master services agreement or any individual work order of the master services agreement on thirty (30) days written notice, or immediately in the event of any safety risk associated with the services being performed. In addition, either party may terminate the Agreement or any applicable work order upon thirty (30) days written notice for a material breach by the other party.